Commitments and Contingencies - Additional Information (Detail) (USD $)		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Feb. 28, 2013 Vancouver, British Columbia	Dec. 31, 2012 Vancouver, British Columbia	Mar. 31, 2013 Ewing, New Jersey	Dec. 31, 2012 Ewing, New Jersey	Mar. 31, 2013 Qualified Financing	Mar. 31, 2013 Maximum	Dec. 31, 2012 Maximum	Mar. 31, 2013 British Columbia Cancer Agency	Dec. 31, 2012 British Columbia Cancer Agency	Mar. 31, 2013 Leukemia And Lymphoma Society	Dec. 31, 2012 Leukemia And Lymphoma Society	Jun. 30, 2012 Leukemia And Lymphoma Society Phase 3 study	Mar. 31, 2013 Leukemia And Lymphoma Society Phase 3 study	Dec. 31, 2012 Leukemia And Lymphoma Society Phase 3 study	Mar. 31, 2013 Leukemia And Lymphoma Society Phase 2 study	Dec. 31, 2012 Leukemia And Lymphoma Society Phase 2 study	Mar. 31, 2013 Leukemia And Lymphoma Society Maximum	Dec. 31, 2012 Leukemia And Lymphoma Society Maximum	Mar. 31, 2013 Princeton	Dec. 31, 2012 Princeton	Mar. 31, 2013 Princeton Maximum	Dec. 31, 2012 Princeton Maximum	Mar. 31, 2013 Princeton Minimum	Dec. 31, 2012 Princeton Minimum
Contingencies And Commitments [Line Items]
Percentage of royalty payable from the amount received from out-licenses and transfers																						55.00%	55.00%	45.00%	45.00%
Agreement termination notice period																				90 days	90 days
Rectification of default period									45 days	45 days										60 days	60 days
Funding for project inventions													$ 5,000,000	$ 5,000,000	$ 5,000,000	$ 4,100,000	$ 4,100,000
Percentage of royalty payable from the amount received from out-licenses and transfers											50.00%	50.00%
Number of times amount payable under research funding program											1.50	1.50						3.55	3.55
Cash payments or royalties on net sales							5.00%	5.00%
Lease expiration date		Jun. 29, 2016	Jul. 01, 2014		Jul. 02, 2018
Lease commencement date		April 1, 2013		June 2, 2013
Lease commitments		226,000		643,000
Lease expiration term				60 months
Obligation to maintain letter of credit from bank with respect to security deposit	250,000					200,000
Contractual obligation of letters of credit payment as on December 1, 2014	50,000					40,000
Contractual obligation of letters of credit payment as on December 1, 2015	50,000					40,000
Contractual obligation of letters of credit payment as on December 1, 2016	50,000					40,000
Contractual obligation of letters of credit payment as on December 1, 2017	$ 75,000					$ 60,000